Note 6 - Vessels, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 25, 2016	Nov. 20, 2015	Mar. 12, 2015
Impairment of Long-Lived Assets Held-for-use	$ 5,735,086	$ 8,238,987	$ 6,168,747
Gain (Loss) on Disposition of Property Plant Equipment	118,427	33,251
Gas Kaizen and Gas Crystal Vessels [Member]
Disposal Group, Including Discontinued Operation, Consideration						$ 2,054,156
Gas Arctic [Member]
Disposal Group, Including Discontinued Operation, Consideration					$ 950,000
Gas Ice Vessel [Member]
Disposal Group, Including Discontinued Operation, Consideration				$ 420,500
Impairment Loss [Member]
Impairment of Long-Lived Assets to be Disposed of		6,775,416	$ 6,168,747
Impairment of Long-Lived Assets Held-for-use	5,735,086	$ 1,463,571
Net Gain on Sale of Vessels [Member] | Gas Arctic and Gas Ice Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ 118,427